Share Capital - Schedule of Warrants Outstanding (Details)	12 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Average remaining contractual life	1 year 2 months 26 days
Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price | $ / shares	$ 0.25
Number outstanding and exercisable | shares	9,500,000
Average remaining contractual life	9 months 29 days
Warrants [Member] | January 21, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price | $ / shares	$ 0.25
Number outstanding and exercisable | shares	3,000,000
Average remaining contractual life	9 months 21 days
Warrants [Member] | February 2, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price | $ / shares	$ 0.25
Number outstanding and exercisable | shares	6,500,000
Average remaining contractual life	10 months 2 days